Non-Current Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Non-Current Provisions

	December 31,
	2017	2018	2019
Pension retirement obligations	1,260	1,536	1,474

Total	1,260	1,536	1,474

Schedule of Commitments for Compensation Payable to Employees Upon Their Retirement
Commitments for Compensation Payable to Employees Upon Their Retirement

Amounts in thousands of Euros
As of January 1, 2017	(853)
Costs of services rendered (operating expense)	(219)
Interest expense (financial expense)	(11)
Benefit paid	—
Actuarial gains	(177)

As of December 31, 2017	(1,260)

Costs of services rendered (operating expense)	(412)
Interest expense (financial expense)	(24)
Benefit paid	141
Actuarial gains	19

As of December 31, 2018	(1,536)

Costs of services rendered (operating expense)	(443)
Interest expense (financial expense)	(24)
Benefit paid	—
Actuarial gains	529

As of December 31, 2019	(1,474)

Schedule of Retirement Commitments
As part of the estimation of the retirement commitments, the following assumptions were used for all categories of employees:

	2017	2018	2019
% social security contributions	50,0%	50,0%	50,0%
Salary increases	2,0%	2,0%	2,0%
Discount rate	1,30%	1,57%	0,77%